Loans and Allowance for Loan Losses - Company's Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 6,958	$ 7,108
Unpaid Principal Balance	7,131	7,089
Related Allowance	427	316
Average Recorded Investment	6,379	7,010
Interest Income Recognized	252	169
Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,723	690
Unpaid Principal Balance	2,903	679
Related Allowance	136	196
Average Recorded Investment	1,203	690
Interest Income Recognized	132	39
Multifamily [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,050	4,691
Unpaid Principal Balance	3,046	4,689
Related Allowance	291	120
Average Recorded Investment	3,796	4,463
Interest Income Recognized	56	43
Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,185	1,623
Unpaid Principal Balance	1,182	1,618
Related Allowance	0	0
Average Recorded Investment	1,354	1,778
Interest Income Recognized	64	82
Farmland [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	104
Unpaid Principal Balance	0	103
Related Allowance	0	0
Average Recorded Investment	26	79
Interest Income Recognized	0	5
Second mortgages [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Agricultural, Installment and Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,392	6,125
Unpaid Principal Balance	4,393	6,115
Average Recorded Investment	3,024	6,359
Interest Income Recognized	206	132
With No Related Allowance Recorded [Member] | Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,314	150
Unpaid Principal Balance	2,322	148
Average Recorded Investment	742	150
Interest Income Recognized	103	7
With No Related Allowance Recorded [Member] | Multifamily [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With No Related Allowance Recorded [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	893	4,248
Unpaid Principal Balance	889	4,246
Average Recorded Investment	902	4,352
Interest Income Recognized	39	38
With No Related Allowance Recorded [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,185	1,623
Unpaid Principal Balance	1,182	1,618
Average Recorded Investment	1,354	1,778
Interest Income Recognized	64	82
With No Related Allowance Recorded [Member] | Farmland [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	104
Unpaid Principal Balance	0	103
Average Recorded Investment	26	79
Interest Income Recognized	0	5
With No Related Allowance Recorded [Member] | Second mortgages [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With No Related Allowance Recorded [Member] | Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With No Related Allowance Recorded [Member] | Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With No Related Allowance Recorded [Member] | Agricultural, Installment and Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,566	983
Unpaid Principal Balance	2,738	974
Related Allowance	427	316
Average Recorded Investment	3,355	651
Interest Income Recognized	46	37
With Allowance Recorded [Member] | Residential 1-4 Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	409	540
Unpaid Principal Balance	581	531
Related Allowance	136	196
Average Recorded Investment	461	540
Interest Income Recognized	29	32
With Allowance Recorded [Member] | Multifamily [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With Allowance Recorded [Member] | Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,157	443
Unpaid Principal Balance	2,157	443
Related Allowance	291	120
Average Recorded Investment	2,894	111
Interest Income Recognized	17	5
With Allowance Recorded [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With Allowance Recorded [Member] | Farmland [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With Allowance Recorded [Member] | Second mortgages [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With Allowance Recorded [Member] | Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With Allowance Recorded [Member] | Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With Allowance Recorded [Member] | Agricultural, Installment and Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	$ 0	$ 0